ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2015
ORGANIZATION AND NATURE OF OPERATIONS [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

1. ORGANIZATION AND NATURE OF OPERATIONS

JinkoSolar Holding Co., Ltd. (the "Company") was incorporated in the Cayman Islands on August 3, 2007. On May 14, 2010, the Company became listed on the New York Stock Exchange (“NYSE”) in the United States. The Company and its subsidiaries (collectively the “Group”) are principally engaged in the design, development, production and marketing of photovoltaic products and provision of solar system integration services as well as developing commercial solar power projects.

JinkoSolar Technology Limited (“Paker”, formally known as Paker Technology Limited) was incorporated in Hong Kong as a limited liability company on November 10, 2006 by a Hong Kong citizen and a citizen of People's Republic of China ("the PRC"), who held the investment on behalf of three PRC shareholders (the "Shareholders") via a series of entrustment agreements. On December 16, 2008, all of the then existing shareholders of Paker exchanged their respective shares of Paker for equivalent classes of shares of the Company (the "Share Exchange"). As a result, Paker became a wholly-owned subsidiary of the Company. On December 13, 2006, Paker established Jinko Solar Co., Ltd. (“Jiangxi Jinko”) as a wholly foreign owned enterprise in Shangrao, Jiangxi province, the PRC.

The following table sets forth information concerning the Company's major subsidiaries as of December 31, 2015:

Subsidiaries	Date of Incorporation /Acquisition	Place of Incorporation	Percentage of ownership

JinkoSolar Technology Limited (“Paker”)	November 10, 2006	Hong Kong	100%

Jinko Solar Co., Ltd. (“Jiangxi Jinko”)	December 13, 2006	PRC	100%

Zhejiang Jinko Solar Co., Ltd.("Zhejiang Jinko")	June 30, 2009	PRC	100%

JinkoSolar International Limited (“JinkoSolar International”)	November 25, 2009	Hong Kong	100%

Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export")	December 24, 2009	PRC	100%

JinkoSolar GmbH (“Jinko GmbH”)	April 1, 2010	Germany	100%

Zhejiang Jinko Trading Co., Ltd.("Zhejiang Trading")	June 13, 2010	PRC	100%

JinkoSolar (U.S.) Inc. ("Jinko US")	August 19, 2010	USA	100%

Jiangxi Photovoltaic Materials Co., Ltd ("Jiangxi Materials")	December 1, 2010	PRC	100%

JinkoSolar (Switzerland) AG(“Jinko Switzerland”)	May 3, 2011	Switzerland	100%

JinkoSolar (US) Holdings Inc.(“Jinko US Holding”)	June 7, 2011	USA	100%

JinkoSolar Italy S.R.L. (“Jinko Italy”)	July 8, 2011	Italy	100%

JinkoSolar SAS (“Jinko France”)	September 12, 2011	France	100%

Jinko Solar Canada Co., Ltd (“Jinko Canada”)	November 18, 2011	Canada	100%

Jinko Solar Australia Holdings Co. Pty Ltd (“Jinko Australia”)	December 7, 2011	Australia	100%

Jinko Solar Pty Ltd. (“JinkoSolar South Africa”)	April 13, 2012	South Africa	100%

Jinko Solar Japan K.K. (“JinkoSolar Japan”)	May 21, 2012	Japan	100%

JinkoSolar Power Engineering Group Limited (“JinkoSolar Power”)*	November 12, 2013	Cayman	100%

JinkoSolar WWG Investment Co., Ltd (“WWG Investment”)	April 8, 2014	Cayman	100%

JinkoSolar Comércio do Brazil Ltda (“JinkoSolar Brazil”)	January 14, 2014	Brazil	100%

Projinko Solar Portugal Unipessoal LDA. (“JinkoSolar Portugal”)	February 20, 2014	Portugal	100%

JinkoSolar Mexico S.DE R.L. DE C.V. (“JinkoSolar Mexico”)	February 25, 2014	Mexico	100%

Zhejiang Jinko Financial Leasing Co., Ltd	October 10, 2014	PRC	100%

Shanghai Jinko Financial Information Service Co., Ltd	November 7, 2014	PRC	100%

JinkoSolar Household PV Technology Holding Co., Ltd**(“JinkoSolar Household”)	December 30, 2014	Hong Kong	100%

Jinko Solar Technology SDN.BHD. (“JinkoSolar Malaysia”)	January 21, 2015	Malaysia	100%

Jinko Power International (Hongkong) Limited	July 10, 2015	Hong Kong	100%

JinkoSolar International Development Limited	August 28, 2015	Hong Kong	100%

JinkoSolar (Thailand) Co., Ltd	October 16, 2015	Thailand	100%

*	JinkoSolar Power, a 55% owned subsidiary of WWG Investment, is the holding company of the Group's solar project business.

The following table sets forth information concerning the JinkoSolar Power's major subsidiaries as of December 31, 2015:

Subsidiaries	Date of Incorporation	Place of Incorporation	Percentage of ownership

Canton Best Limited (“Canton Best BVI”) ***	September 16, 2013	BVI	100%

Wide Wealth Group Holding Limited (“Wide Wealth Hong Kong”)***	June 11, 2012	Hong Kong	100%

Jiangxi JinkoSolar Engineering Co, Ltd. (“Jinko Engineering”) (Originally named as Shangrao Jinko PV Technology Engineering Co., Ltd.)	July 28, 2011	PRC	100%

Jinko Power Co., Ltd. (Zhejiang) (formerly Haining JinkoSolar Investment Co.,Ltd)	September 14, 2012	PRC	100%

***
Canton Best BVI is a wholly owned subsidiary of JinkoSolar Power, and Wide Wealth Hong Kong is a wholly owned subsidiary of Canton Best BVI. Wide Wealth Hong Kong holds 100% equity interests in Jinko Engineering which further holds 83.56% equity interests in Jinko Power Co., Ltd. (Zhejiang). Jinko Power Co., Ltd. (Zhejiang) holds 93 solar power project entities in the PRC.

**	JinkoSolar Household , is the holding company of the Group's household sold project business.

The following table sets forth information concerning the JinkoSolar Household's major subsidiaries as of December 31,2015:

Subsidiaries	Date of Incorporation	Place of Incorporation	Percentage of ownership

JinkoSolar Household PV System Ltd.	January 12, 2015	BVI	100%

JInkoSolar Household PV Technology (HongKong) Limited(“JinkoSolar Household HongKong”)****	January 21, 2015	Hong Kong	100%

****	JinkoSolar Household HongKong has 8 subsidiaries in the PRC.